FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap in asset position			$ 12,560	$ 16,977
Fair value of swap in short-term liabilities			8,188	6,316
Fair value of swap in long-term asset			4,372	10,661
Effective portion of unrealized gains recorded in OCI			27	323
Gain (loss) of hedge on operations			542	5,252
Long term bank deposit amount			12,500	12,500
Marketable securities	[1]		190,068	188,967
Short term deposit			363,648	310,230
Investment income (expense)			2,963	358
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss expected to be reclassified into earnings currently recorded as other comprehensive income, as a result of the maturity of currently held forward exchange contracts		$ 56
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount			164,000	40,000
Fair value of derivative liabilities			3,040	150
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures			66,000	107,000
Carrying amount			64,000	102,000
Fair value liability face amount			67,500	51,000
Fair value of derivative assets			$ 2,134	$ 5,143

[1]	Marketable securities are available-for-sale securities presented at fair value, net of an immaterial allowance for credit losses;
the amortized cost of such marketable securities is $189,543 and $187,719 as of December 31, 2021 and December 31, 2020, respectively.